Investment Objectives and Goals	Oct. 31, 2026
Brown Advisory Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Growth Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Growth Equity Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.
Brown Advisory Flexible Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Flexible Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Flexible Equity Fund (the “Fund”) seeks to achieve long-term growth of capital.
Brown Advisory Sustainable Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Sustainable Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Sustainable Growth Fund (the “Fund”) seeks to achieve capital appreciation.
Brown Advisory Small-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Small‑Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Small-Cap Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by primarily investing in equity securities.
Brown Advisory Small‑Cap Fundamental Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Small‑Cap Fundamental Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Brown Advisory Sustainable Small-Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Sustainable Small-Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) seeks long-term capital appreciation by investing primarily in equity securities of small-cap companies.
Brown Advisory Sustainable Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Sustainable Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Sustainable Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Brown Advisory Global Leaders Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Global Leaders Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Global Leaders Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in global equities.
Brown Advisory Sustainable International Leaders Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Sustainable International Leaders Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Sustainable International Leaders Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in international equities.
Brown Advisory Intermediate Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Intermediate Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Intermediate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.
Brown Advisory Sustainable Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Sustainable Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Brown Advisory Sustainable Bond Fund (the “Fund”) seeks to provide a competitive total return consistent with preservation of principal while giving special consideration to certain sustainable investment criteria.

Brown Advisory Maryland Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Maryland Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Maryland Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.
Brown Advisory Tax-Exempt Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Tax-Exempt Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Tax-Exempt Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds.
Brown Advisory Tax-Exempt Sustainable Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Tax-Exempt Sustainable Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds while giving special consideration to certain sustainable investment criteria.

Brown Advisory Mortgage Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Mortgage Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory Mortgage Securities Fund (the “Fund”) seeks to maximize total return consistent with preservation of capital.
Brown Advisory WMC Strategic European Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory – WMC Strategic European Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory − WMC Strategic European Equity Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe.
Brown Advisory Emerging Markets Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory Emerging Markets Select Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Brown Advisory Emerging Markets Select Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets.

Brown Advisory Beutel Goodman Large-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brown Advisory – Beutel Goodman Large-Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brown Advisory – Beutel Goodman Large-Cap Value Fund (the “Fund”) seeks to achieve capital appreciation.
Brown Advisory WMC Japan Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	BROWN ADVISORY - WMC JAPAN EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Brown Advisory - WMC Japan Equity Fund (the “Fund”) seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.